LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE

SUMMARY PROSPECTUS DATED DECEMBER 29, 2011 OF EACH OF

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND (CLASS A SHARES)

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND (CLASSES A & I SHARES)

WESTERN ASSET GOVERNMENT MONEY MARKET FUND (CLASSES A & I SHARES)

WESTERN ASSET LIQUID RESERVES (CLASSES A, B & C SHARES)

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND (CLASS A SHARES)

WESTERN ASSET TAX FREE RESERVES (CLASSES A, B & C SHARES)

The last sentence of the legend on the cover of each fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated December 29, 2011, as supplemented on May 31, 2012 and as may be further amended or supplemented, the fund’s statement of additional information, dated December 29, 2011, as supplemented on May 31, 2012 and as may be further amended or supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated August 31, 2011, are incorporated by reference into this Summary Prospectus.

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